Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands	Jun. 30, 2024		Dec. 31, 2023	Dec. 31, 2022
Other related parties [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties [Line Items]
Current assets	$ 15		$ 121
Non-current assets	2,554	[1]	108
Current liabilities				55
Key management personnel [Member]
Transactions and Balances with Related Parties (Details) - Schedule of Balances with Related Parties [Line Items]
Current assets
Non-current assets
Current liabilities	$ 167		$ 95	$ 70

[1]	See note 5.